Trade Receivable and Other Receivables (Tables)	12 Months Ended
Sep. 30, 2023
Trade Receivable and Other Receivables [Abstract]
Schedule of Trade Receivable and Other Receivables
	As at September 30,
	2023 $	2022 $
Trade accounts receivable	1,663,495	2,483,083
Commodity taxes receivable	1,407,560	693,250
Others	618,420	609,948
	3,689,475	3,786,281